Commitments and Contingencies - Additional Information (Detail) - Dec. 31, 2024 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Loss Contingencies [Line Items]
Capital commitments contracted	¥ 10,184	$ 1,395
Investment Commitment Amount	¥ 3,150	$ 432